LEASES - Future lease payments under operating leases and finance leases (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Future lease payments under finance leases
2023	¥ 285,892	$ 41,450
2024	189,838	27,524
2025	121,814	17,661
2026	97,119	14,081
2027	96,312	13,964
2028 and thereafter	1,626,607	235,836
Total future lease payments	2,417,582	350,516
Less: Imputed interest	(1,163,682)	(168,717)
Present value of future lease payments*	1,253,900	181,799
Future lease payments under operating leases
2023	699,299	101,389
2024	606,310	87,907
2025	569,269	82,536
2026	519,993	75,392
2027	394,271	57,164
2028 and thereafter	2,637,314	382,375
Total future lease payments	5,426,456	786,763
Less: Imputed interest	(1,846,885)	(267,774)
Present value of future lease payments	¥ 3,579,571	$ 518,989